Credit Quality of Financial Assets and the Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Allowance for credit loss on available for sale debt securities		¥ 153	¥ 120
Provision for credit losses on loans to affiliates	[1]	1,449	255
Allowance for credit loss on loans to affiliates	[1]	1,957	1,050
Other Liabilities [Member]
Allowance for credit losses on off balance sheet exposures		¥ 22,120	¥ 26,094

[1]	The provision for credit losses on loans to affiliates were ¥255 million and ¥1,449 million during fiscal 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,050 million and ¥1,957 million as of March 31, 2021 and 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.